Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	KBRIDGE ENERGY CORP.
Entity Central Index Key	0001212787
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	14,522,727

Balance sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 71,503	$ 1,907
Total assets	71,503	1,907
Current liabilities
Accounts payable and accrued liabilities	97,373	70,556
Loan payable (Note 3)		5,000
Due to related party (Note 4)	115,139	341,101
Deferred revenue	67,599
Total liabilities	280,111	416,657
Nature of operations and continuance of business (Note 1)
Commitments (Note 5)
Subsequent events (Note 8)
Stockholders' deficit
Preferred stock Authorized: unlimited preferred shares without par value Issued: nil preferred shares
Common stock Authorized: unlimited common shares without par value Issued and outstanding common shares: 14,522,727 shares	2,358,954	2,358,954
Additional paid-in capital	9,527	9,527
Accumulated other comprehensive loss	(88,263)	(88,263)
Deficit accumulated during the development stage	(2,488,826)	(2,694,968)
Total stockholders' deficit	(208,608)	(414,750)
Total liabilities and stockholders' deficit	$ 71,503	$ 1,907

Balance sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Balance sheets [Abstract]
Preferred Stock, No par value	$ 0	$ 0
Preferred Stock, Shares issued	0	0
Common Stock, No par value	$ 0	$ 0
Common Stock, Shares issued	14,522,727	14,522,727
Common Stock, Shares outstanding	14,522,727	14,522,727

Statements of operations (Unaudited) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Statements of operations [Abstract]
Revenue	$ 461,040			$ 461,040
Operating expenses
Amortization	1,391			1,391
Consulting fees	50,841		19,093	271,129
Foreign exchange loss (gain)	11,753	(7,821)	9,708	20,332
Investor relations	6,520	1,320	76,855	84,695
Management fees (Note 4)		100,000		300,000
Office and miscellaneous	62,889	3,190	13,773	99,729
Professional fees	13,841	14,476	3,711	252,691
Rent				54,644
Salaries and benefits	35,275			35,275
Transfer agent fees	295	870	1,792	13,283
Travel	65,342	12,952	30,257	152,757
Recovery of expenses			(74,970)	(74,970)
Total operating expenses	248,147	124,987	80,219	1,210,956
Income (loss) before other income (expense)	212,893	(124,987)	(80,219)	(749,916)
Other income (expense)
Interest expense				(9,527)
Loss on disposal of property and equipment	6,751			6,751
Write-off of loan payable				215,280
Total other income (expense)	(6,751)			199,002
Income (loss) from continuing operations	206,142	(124,987)	(80,219)	(550,914)
Loss from discontinued operations				(1,937,912)
Net income (loss) for the period	$ 206,142	$ (124,987)	$ (80,219)	$ (2,488,826)
Net income (loss) per share, basic and diluted	$ 0.01	$ (0.01)
Weighted average number of shares outstanding	14,522,727	14,522,727	35,225,062

Statements of stockholders' equity (deficit) (Unaudited) (USD $)	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive income (loss)	Deficit accumulated during the development stage
Balance at Oct. 22, 2002
Balance, Shares at Oct. 22, 2002
Issued for:
Issued for cash, Shares		1,500,000
Issued for cash	9,508	9,508
Foreign currency translation	120			120
Net income (loss) for the period	(25,843)				(25,843)
Balance at Dec. 31, 2002	(16,215)	9,508		120	(25,843)
Balance, Shares at Dec. 31, 2002		1,500,000
Issued for:
Property and equipment, Shares		370,409
Property and equipment	1	1
Equipment rental, Shares		10,769
Equipment rental	1	1
Consulting services, Shares		46,154
Consulting services	1	1
License, Shares		200,000
Foreign currency translation	(22,683)			(22,683)
Net income (loss) for the period	(248,365)				(248,365)
Balance at Dec. 31, 2003	(287,260)	9,511		(22,683)	(248,365)
Balance, Shares at Dec. 31, 2003		2,127,332
Issued for:
Property and equipment, Shares		96,679
Property and equipment	1	1
Consulting services, Shares		312,500
Consulting services	860,000	860,000
Settlement of debt, Shares		159,216
Settlement of debt	26,560	26,560
Settlement of related party debt, Shares		32,000
Settlement of related party debt	256,160	256,160
Issued for cash, Shares		120,000
Issued for cash	39,024	39,024
Held for cancellation, Shares		1,000,000
Common stock cancelled, Shares		(600,000)
Common stock cancelled	(3,802)	(3,802)
Foreign currency translation	(53,445)			(53,445)
Net income (loss) for the period	(1,349,209)				(1,349,209)
Balance at Dec. 31, 2004	(511,971)	1,187,454		(76,008)	(1,623,417)
Balance, Shares at Dec. 31, 2004		3,247,727
Issued for:
Settlement of debt, Shares		1,750,000
Settlement of debt	610,000	610,000
Issued for cash, Shares		400,000
Issued for cash	100,000	100,000
Foreign currency translation	(2,358)			(2,358)
Net income (loss) for the period	(372,529)				(372,529)
Balance at Dec. 31, 2005	(176,858)	1,897,454		(78,366)	(1,995,946)
Balance, Shares at Dec. 31, 2005		5,397,727
Issued for:
Settlement of debt, Shares		75,000
Settlement of debt	7,500	7,500
Settlement of related party debt, Shares		1,000,000
Settlement of related party debt	100,000	100,000
Common stock cancelled, Shares		(1,000,000)
Foreign currency translation	(68)			(68)
Net income (loss) for the period	(136,089)				(136,089)
Balance at Dec. 31, 2006	(205,515)	2,004,954		(78,434)	(2,132,035)
Balance, Shares at Dec. 31, 2006		5,472,727
Issued for:
Foreign currency translation	(24,451)			(24,451)
Net income (loss) for the period	(93,158)				(93,158)
Imputed interest	9,527		9,527
Balance at Dec. 31, 2007	(313,597)	2,004,954	9,527	(102,885)	(2,225,193)
Balance, Shares at Dec. 31, 2007		5,472,727
Issued for:
Issued for cash, Shares		20,000,000
Issued for cash	100,000	100,000
Foreign currency translation	14,622			14,622
Net income (loss) for the period	(142,774)				(142,774)
Balance at Dec. 31, 2008	(341,749)	2,104,954	9,527	(88,263)	(2,367,967)
Balance, Shares at Dec. 31, 2008		25,472,727
Issued for:
Issued for director's fees, Shares		5,000,000
Issued for director's fees	200,000	200,000
Net income (loss) for the period	(121,795)				(121,795)
Balance at Dec. 31, 2009	(263,544)	2,304,954	9,527	(88,263)	(2,489,762)
Balance, Shares at Dec. 31, 2009		30,472,727
Issued for:
Issued for investor relations services, Shares		150,000
Issued for investor relations services	54,000	54,000
Issued to acquire Blue Cree Co., Ltd.		20,000,000
Common stock cancelled, Shares		(36,100,000)
Net income (loss) for the period	(80,219)				(80,219)
Balance at Dec. 31, 2010	(289,763)	2,358,954	9,527	(88,263)	(2,569,981)
Balance, Shares at Dec. 31, 2010		14,522,727
Issued for:
Net income (loss) for the period	(124,987)				(124,987)
Balance at Dec. 31, 2011	(414,750)	2,358,954	9,527	(88,263)	(2,694,968)
Balance, Shares at Dec. 31, 2011		14,522,727
Issued for:
Net income (loss) for the period	206,142				206,142
Balance at Dec. 31, 2012	$ (208,608)	$ 2,358,954	$ 9,527	$ (88,263)	$ (2,488,826)
Balance, Shares at Dec. 31, 2012		14,522,727

Statements of cash flows (Unaudited) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Operating activities
Net income (loss) from continuing operations	$ 206,142	$ (124,987)	$ (80,219)	$ (550,914)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization	1,391			1,391
Foreign exchange loss			8,125	14,817
Loss on disposal of property and equipment	6,751			6,751
Stock-based compensation			54,000	254,000
Write-off of loans payable				(215,280)
Changes in operating assets and liabilities:
Prepaid expenses
Accounts payable and accrued liabilities	26,817	(19,333)		91,433
Due to a related party	(225,962)	107,628	(24,390)	(118,334)
Deferred revenue	67,599			67,599
Net cash provided by (used in) operating activities	82,738	(36,692)	(42,484)	(448,537)
Investing activities
Purchase of property and equipment	(22,875)			(22,875)
Proceeds from disposal of property and equipment	14,733			14,733
Net cash used in investing activities	(8,142)			(8,142)
Financing activities
Proceeds from loans payable			5,000	220,280
Repayments of loans payable	(5,000)			(5,000)
Proceeds from issuance of common stock				248,532
Advances from related parties		36,748	38,581	982,074
Repayment of related party debt				(82,076)
Net cash provided by (used in) financing activities	(5,000)	36,748	43,581	1,363,810
Net cash used in discontinued operations				(777,427)
Effect of exchange rate changes on cash				(58,201)
Change in cash	69,596	56	1,097	71,503
Cash, beginning of period	1,907	1,851	754
Cash, end of period	$ 71,503	$ 1,907	$ 1,851	$ 71,503
Supplemental cash flow information (Note 6)

Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2012
Nature of Operations and Continuance of Business [Abstract]
Nature of Operations and Continuance of Business

1.

Nature of Operations and Continuance of Business

The Company was incorporated under the laws of British Columbia, Canada, on October 23, 2002 as Penn Biotech Inc. On January 13, 2005, the Company changed its name to United Traffic System Inc. On November 30, 2007 the Company changed its name to Corpus Resources Corporation. On June 23, 2009, the Company changed its name to NeoMedyx Medical Corp. On February 24, 2010, the Company changed its name to Blue Marble Media Corp. On December 8, 2011, the Company changed its name to Kbridge Energy Corp. The Company is a development stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company current business is providing consulting services.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has never generated revenues since inception of the development stage and is unlikely generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at December 31, 2012, the Company has a working capital deficiency of $208,608 and has accumulated losses of $2,488,826 since inception. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2.

Summary of Significant Accounting Policies

(a)

Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars.

(b)

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

(c)

Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

(d)

Revenue Recognition

The Company derives revenue primarily by providing consulting services. In accordance with ASC 605, “Revenue Recognition”, revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered, the amount is fixed and determinable, and collection is reasonably assured. Customer advances are deferred and recognized as revenue when the Company has completed all of its performance obligations relating to the consulting services.

(e)

Income Tax

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2012 and 2011, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The Company files federal and provincial income tax returns in Canada. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of three years from the date of the original notice of assessment in respect of any particular taxation year. The open taxation years range from 2009 to 2011. Tax authorities of Canada have not audited any of the Company’s income tax returns for the open taxation years noted above.

The Company recognizes interest and penalties related to uncertain tax positions in tax expense. During the years ended December 31, 2012, 2011, and 2010, there were no charges for interest or penalties.

(f)

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(g)

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

(h)

Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2012 and 2011, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

(i)

Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, accrued liabilities, loan payable, and amounts due to a related party. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(j)

Loss per Share

The Company computes loss per share in accordance with ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

(k)

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Loan Payable	12 Months Ended
Dec. 31, 2012
Loan Payable [Abstract]
Loan Payable	3. Loan Payable During the year ended December 31, 2012, the Company repaid the $5,000 loan that was owing as at December 31, 2011.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

4.

Related Party Transactions

(a)

As at December 31, 2012, the Company owed $115,139 (2011 – $341,101) to the Chairman of the Company which is non-interest bearing, unsecured, and due on demand.

(b)

During the year ended December 31, 2012, the Company incurred management fees of $nil (2011 - $100,000; 2010 - $nil) to the Chairman of the Company for services rendered during the year.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Abstract]
Commitments

5.

Commitments

(a)

On May 1, 2012, the Company entered into a consulting agreement. Pursuant to the agreement, the Company will pay the consultant $2,822 (3,000,000 Korean Won) per month and reimbursements for approved expenses incurred for project management services provided for a period of one year.

(b)

On September 10, 2012, the Company entered into a premises lease agreement for a term of one year, whereby the Company is required to pay $2,351 (2,500,000 Korean Won) per month.

(c)

On October 1, 2012, the Company entered into a consulting agreement whereby the Company will pay the consultant $4,703 (5,000,000 Korean Won) per month and reimbursements for approved expenses incurred for services provided for a period of one year.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

6.

Supplemental Cash Flow Information

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $	Accumulated from October 23, 2002 (date of inception) to December 31, 2012 $

Cash paid for interest	–	–	–	–
Cash paid for income tax	–	–	–	–

Non-cash investing and financing activities: Non-cash investing and financing activities:
Shares issued to acquire property and equipment	–	–	–	2
Shares issued to settle debt	–	–	–	34,060
Shares issued to settle related party debt	–	–	–	966,160

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

7.

Income Taxes

The Company has non-capital losses carried forward of $2,196,053 available to offset taxable income in future years which expires beginning in fiscal 2015.

The Company is subject to Canadian federal and provincial income taxes at a combined rate of 25.00% (2011 – 26.50%; 2010 - 28.50%). The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012 $	2011 $	2010 $

Income tax expense (recovery) at statutory rate	51,536	(33,122)	(22,862)

Permanent differences	4,641	–	–
Changes in enacted tax rates	–	1,875	(5,885)
Expiry of non-capital loss	–	–	70,784
Change in valuation allowance	(56,177)	31,247	(42,037)

Provision for income taxes	–	–	–

The significant components of deferred income tax assets and liabilities at December 31, 2012 and 2011, are as follows:

	2012 $	2011 $

Non-capital losses carried forward	549,013	605,190

Valuation allowance	(549,013)	(605,190)

Net deferred income tax asset	–	–

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events

8.

Subsequent events

(a)

On March 1, 2013, the Company entered into a consulting agreement whereby the Company will pay the consultant Cdn$30,000 per month and reimbursements for reasonable expenses incurred for general, administrative, and office services provided. The agreement will remain in effect from month to month unless amended in writing by both parties or terminated by written notice from either party.

(b)

On March 1, 2013, the Company entered into a consulting agreement whereby the Company will pay the consultant $5,643 (6,000,000 Korean Won) per month for professional consulting services provided for a period of one year.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation	(a) Basis of Presentation These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States and are expressed in U.S. dollars.
Use of Estimates

(b)

Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to stock-based compensation and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents	(c) Cash and Cash Equivalents The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.
Revenue Recognition

(d)

Revenue Recognition

The Company derives revenue primarily by providing consulting services. In accordance with ASC 605, “Revenue Recognition”, revenue is recognized when persuasive evidence of an arrangement exists, the services have been rendered, the amount is fixed and determinable, and collection is reasonably assured. Customer advances are deferred and recognized as revenue when the Company has completed all of its performance obligations relating to the consulting services.

Income Taxes

(e)

Income Tax

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Accounting for Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of December 31, 2012 and 2011, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The Company files federal and provincial income tax returns in Canada. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of three years from the date of the original notice of assessment in respect of any particular taxation year. The open taxation years range from 2009 to 2011. Tax authorities of Canada have not audited any of the Company’s income tax returns for the open taxation years noted above.

The Company recognizes interest and penalties related to uncertain tax positions in tax expense. During the years ended December 31, 2012, 2011, and 2010, there were no charges for interest or penalties.

Stock - based Compensation

(f)

Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, using the fair value method. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

Foreign Currency Translation

(g)

Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Management has adopted ASC 830, “Foreign Currency Matters”. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income.

Comprehensive Loss

(h)

Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive loss and its components in the consolidated financial statements. As at December 31, 2012 and 2011, the Company has no items that represent comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Financial Instruments

(i)

Financial Instruments

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable, accrued liabilities, loan payable, and amounts due to a related party. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

Loss per Share

(j)

Loss per Share

The Company computes loss per share in accordance with ASC 260, "Earnings per Share". ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the income statement. Basic EPS is computed by dividing earnings (loss) available to common shareholders (numerator) by the weighted average number of common shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential common shares if their effect is anti-dilutive.

Recent Accounting Pronouncements

(k)

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

Supplemental Cash Flow Information

	Year ended December 31, 2012 $	Year ended December 31, 2011 $	Year ended December 31, 2010 $	Accumulated from October 23, 2002 (date of inception) to December 31, 2012 $

Cash paid for interest	–	–	–	–
Cash paid for income tax	–	–	–	–

Non-cash investing and financing activities: Non-cash investing and financing activities:
Shares issued to acquire property and equipment	–	–	–	2
Shares issued to settle debt	–	–	–	34,060
Shares issued to settle related party debt	–	–	–	966,160

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of the provision for income taxes

The reconciliation of the provision for income taxes at the combined Canadian federal and provincial statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012 $	2011 $	2010 $

Income tax expense (recovery) at statutory rate	51,536	(33,122)	(22,862)

Permanent differences	4,641	–	–
Changes in enacted tax rates	–	1,875	(5,885)
Expiry of non-capital loss	–	–	70,784
Change in valuation allowance	(56,177)	31,247	(42,037)

Provision for income taxes	–	–	–

Significant components of deferred income tax assets and liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2012 and 2011, are as follows:

	2012 $	2011 $

Non-capital losses carried forward	549,013	605,190

Valuation allowance	(549,013)	(605,190)

Net deferred income tax asset	–	–

Nature of Operations and Continuance of Business (Textual) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Nature of Operations and Continuance of Business (Textual) [Abstract]
Working capital deficiency	$ 208,608
Accumulated losses during development stage	$ 2,488,826	$ 2,694,968

Loan Payable (Textual) (Details) (USD $)	12 Months Ended	122 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Loan Payable (Textual) [Abstract]
Repayments of loans payable	$ 5,000	$ 5,000

Related Party Transactions (Textual) (Details) (USD $)	12 Months Ended	122 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Chairman [Member]	Dec. 31, 2011 Chairman [Member]	Dec. 31, 2010 Chairman [Member]
Related Party Transaction (Textual) [Abstract]
Unsecured loan due on demand	$ 341,101	$ 115,139	$ 115,139	$ 341,101
Management fees for services rendered	$ 100,000	$ 300,000		$ 100,000

Commitments (Textual) (Details) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012
Commitments (Textual) [Abstract]
Consultant fees, Per month	$ 50,841	$ 19,093	$ 271,129
Consulting Agreement One [Member]
Commitments (Textual) [Abstract]
Effective Date	May 1, 2012
Consultant fees, Per month	2,822
Services provided for Period	One year
Premises lease agreement [Member]
Commitments (Textual) [Abstract]
Effective Date	September 10, 2012
Payament of lease premises	2,351
Consulting Agreement Two [Member]
Commitments (Textual) [Abstract]
Effective Date	October 1, 2012
Consultant fees, Per month	$ 4,703
Services provided for Period	One year

Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended			122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income tax
Non-cash investing and financing activities:
Shares issued to acquire property and equipment				2
Shares issued to settle debt				34,060
Shares issued to settle related party debt				$ 966,160

Income Taxes (Reconciliation of the provision for income taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the provision for income taxes
Income tax expense (recovery) at statutory rate	$ 51,536	$ (33,122)	$ (22,862)
Permanent differences	4,641
Changes in enacted tax rates		1,875	(5,885)
Expiry of non-capital loss			70,784
Change in valuation allowance	(56,177)	31,247	(42,037)
Provision for income taxes
Income Taxes (Additional Information) [Abstract]
Other information pertaining to income taxes	The Company has non-capital losses carried forward of $2,196,053 available to offset taxable income in future years which expires beginning in fiscal 2015.
Income taxes rate	25.00%	26.50%	28.50%

Income Taxes (Components of deferred income tax assets and liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Components of deferred income tax assets and liabilities
Non-capital losses carried forward	$ 549,013	$ 605,190
Valuation allowance	(549,013)	(605,190)
Net deferred income tax asset

Subsequent events (Textual) (Details)	12 Months Ended		122 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Consulting Agreement Three [Member] CAD	Dec. 31, 2012 Consulting Agreement Four [Member] USD ($)
Subsequent Events (Textual) [Abstract]
Effective Date				March 1, 2013	March 1, 2013
Consulting fees	$ 50,841	$ 19,093	$ 271,129	30,000	$ 5,643
Services provided for Period					One year